Related Party Transactions - Operating Agreements (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenues earned	$ 7,800,000	$ 14,900,000	$ 61,700,000	$ 397,400,000	$ (125,500,000)
Expenses incurred	30,400,000	45,700,000	134,200,000	204,800,000	297,800,000
Receivables due from affiliates			1,900,000	9,300,000
ING Investment Management LLC
Related Party Transaction [Line Items]
Revenues earned			20,000,000	20,600,000	18,900,000
Expenses incurred			8,800,000	17,800,000	21,900,000
ING Investment Management LLC | Manage, Co-manage and Distribute Investment Products
Related Party Transaction [Line Items]
Revenues earned			20,000,000	19,100,000	17,900,000
ING Investment Management LLC | Sale of Offshore and Closed End Funds, Distribution Fees
Related Party Transaction [Line Items]
Revenues earned			0	1,500,000	1,000,000
ING Investment Management LLC | Sub Advisory Fees
Related Party Transaction [Line Items]
Expenses incurred			12,300,000	23,100,000	26,800,000
ING Investment Management LLC | IT Support, Management Oversight, Risk Management, Procurement Services and Trade Processing
Related Party Transaction [Line Items]
Expense reimbursements received from affiliate			3,900,000	8,200,000	14,000,000
ING Investment Management LLC | Staff and Project Costs
Related Party Transaction [Line Items]
Expenses incurred			400,000	2,900,000	9,100,000
Other Affiliates
Related Party Transaction [Line Items]
Receivables due from affiliates			1,100,000	8,600,000
ING Bank
Related Party Transaction [Line Items]
Receivables due from affiliates			700,000	400,000
ING V
Related Party Transaction [Line Items]
Revenues earned	400,000	500,000	1,800,000	11,100,000	(36,600,000)
Expenses incurred	3,300,000	800,000	13,500,000	38,900,000	115,200,000
Receivables due from affiliates			$ 100,000	$ 300,000